SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of detailed information about borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2021	December 31, 2020
Short-term bank loans and other credit facilities including commercial paper[1]	1,044	1,647
Current portion of long-term debt	1,428	677
Lease obligations	167	183
Total	2,639	2,507
1.The weighted average interest rate on short-term borrowings outstanding was 1.5% and 1.3% as of June 30, 2021 and December 31, 2020, respectively.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2021	December 31, 2020
Corporate
5.5 billion Revolving Credit Facility	2023-2025	Floating		—	—
€500 million Unsecured Notes	2021	Fixed	3.00%	—	350
€750 million Unsecured Notes	2022	Fixed	3.13%	578	596
€500 million Unsecured Notes	2023	Fixed	0.95%	435	448
€750 million Unsecured Notes	2023	Fixed	1.00%	889	917
€1 billion Unsecured Notes	2024	Fixed	2.25%	636	1,234
750 Unsecured Notes	2024	Fixed	3.60%	289	747
500 Unsecured Notes	2025	Fixed	6.13%	183	256
€750 million Unsecured Notes	2025	Fixed	1.75%	885	913
750 Unsecured Notes	2026	Fixed	4.55%	399	745
500 Unsecured Notes	2029	Fixed	4.25%	494	494
1.5 billion Unsecured Bonds	2039	Fixed	7.25%	671	671
1 billion Unsecured Notes	2041	Fixed	7.00%	428	428
Other loans	2021 - 2022	Fixed	3.1% - 3.5%	143	218
EIB loan	2025	Fixed	1.16%	260	304
Other loans	2021 - 2035	Floating	0.1% - 2.3%	825	1,204
Total Corporate				7,115	9,525

Americas
Other loans	2021 - 2030	Fixed/Floating	0.0% - 9.5%	77	83
Total Americas				77	83

Europe, Asia & Africa
EBRD Facility	2024	Floating	2.1% - 2.4%	105	129
Other loans	2021 - 2029	Fixed/Floating	0.0% - 6.2%	119	123
Total Europe, Asia & Africa				224	252

Total				7,416	9,860
Less current portion of long-term debt				(1,428)	(677)
Total long-term debt (excluding lease obligations)				5,988	9,183
Long-term lease obligations[2]				601	632
Total long-term debt, net of current portion				6,589	9,815
1.Rates applicable to balances outstanding at June 30, 2021, including the effect of decreases or increases following upgrades or downgrades, respectively. For debt that has been redeemed in its entirety during first half of 2021, the interest rate refers to the rates at the repayment date.
2.Net of current portion of 167 and 183 as of June 30, 2021 and December 31, 2020, respectively. See note 10 for further information regarding leases.